DEFERRED INCOME - Expected periods of realization of contractual liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
DEFERRED INCOME
Total	R$ 499,035	R$ 532,207
2020
DEFERRED INCOME
Total	468,776
2021
DEFERRED INCOME
Total	11,342
2022
DEFERRED INCOME
Total	3,468
2023
DEFERRED INCOME
Total	3,468
2024
DEFERRED INCOME
Total	3,468
2025 onwards
DEFERRED INCOME
Total	R$ 8,513